Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
C000248999 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.19%)	5.23%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.11%	18.13%
Solactive GBS United States 500 Equal Weight Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%	13.46%